Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2050 Fund	May 30, 2023
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.22%)
Past 5 years	5.29%
Since Inception	6.51%	[1]
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.65%)
Past 5 years	4.08%
Since Inception	5.46%	[1]
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.54%)
Past 5 years	3.94%
Since Inception	4.98%	[1]
Fidelity Freedom Index 2050 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	6.50%	[2]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	12.68%
F1909
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.38%
Since Inception	9.13%

[1]	A From June 24, 2015
[2]	B From June 24, 2020